UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

March 31, 2011

1.799865.107

VIPCON-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.2%
General Motors Co.	1,090,300	$ 33,832,009
Porsche Automobil Holding SE rights 4/12/11 (a)	235,100	2,037,294
		35,869,303
Hotels, Restaurants & Leisure - 2.1%
Betfair Group PLC	1,585,175	24,784,370
Las Vegas Sands Corp. (a)	1,147,238	48,436,388
McDonald's Corp.	1,006,020	76,548,062
Pinnacle Entertainment, Inc. (a)	1,743,750	23,749,875
Starbucks Corp.	2,502,669	92,473,620
Tim Hortons, Inc. (Canada)	781,000	35,413,602
Yum! Brands, Inc.	1,377,866	70,794,755
		372,200,672
Household Durables - 0.3%
Stanley Black & Decker, Inc.	732,437	56,104,674
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	430,185	77,489,224
Priceline.com, Inc. (a)	38,500	19,497,940
		96,987,164
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	765,653	35,863,187
Media - 3.9%
CBS Corp. Class B	1,048,426	26,252,587
Comcast Corp. Class A	7,094,766	175,382,616
DIRECTV (a)	2,354,940	110,211,192
Interpublic Group of Companies, Inc.	3,596,919	45,213,272
Legend Pictures LLC (g)	6,611	4,958,250
The Walt Disney Co.	4,299,289	185,256,363
The Weinstein Co. II Holdings, LLC Class A-1 (a)(g)	11,499	4,312,125
Time Warner, Inc.	3,581,993	127,877,150
		679,463,555
Multiline Retail - 0.3%
Dollar General Corp. (a)	1,578,469	49,485,003
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	1,297,560	76,166,772
Lowe's Companies, Inc.	4,737,963	125,224,362
Urban Outfitters, Inc. (a)	1,090,353	32,525,230
Williams-Sonoma, Inc.	89,478	3,623,859
		237,540,223
Textiles, Apparel & Luxury Goods - 0.7%
LVMH Moet Hennessy - Louis Vuitton	345,752	54,711,729
Timberland Co. Class A (a)	780,391	32,222,344
Warnaco Group, Inc. (a)	510,439	29,192,006
		116,126,079
TOTAL CONSUMER DISCRETIONARY		1,679,639,860

	Shares	Value
CONSUMER STAPLES - 9.9%
Beverages - 3.6%
Anheuser-Busch InBev SA NV	780,016	$ 44,452,897
Coca-Cola Bottling Co. Consolidated	162,518	10,862,703
Coca-Cola FEMSA SAB de CV sponsored ADR	116,847	8,996,051
Coca-Cola Icecek AS	385,582	4,829,915
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	322,770	9,137,619
Constellation Brands, Inc. Class A (sub. vtg.) (a)	2,847,142	57,740,040
Diageo PLC sponsored ADR	843,083	64,259,786
Embotelladora Andina SA sponsored ADR	339,826	9,943,309
Molson Coors Brewing Co. Class B	887,458	41,612,906
PepsiCo, Inc.	981,987	63,249,783
Pernod-Ricard SA	155,000	14,470,371
The Coca-Cola Co.	4,486,299	297,665,939
		627,221,319
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	4,336,480	148,827,994
Fresh Market, Inc.	19,700	743,478
Safeway, Inc.	1,199,797	28,243,221
Susser Holdings Corp. (a)	211,996	2,775,028
United Natural Foods, Inc. (a)	88,381	3,961,236
Wal-Mart Stores, Inc.	507,340	26,407,047
Walgreen Co.	644,949	25,888,253
		236,846,257
Food Products - 1.0%
Archer Daniels Midland Co.	402,571	14,496,582
Bunge Ltd.	374,601	27,094,890
Danone	143,400	9,364,089
Dean Foods Co. (a)	280,393	2,803,930
Nestle SA	777,158	44,548,033
Unilever NV unit	2,066,777	64,814,127
Viterra, Inc.	393,400	4,770,944
		167,892,595
Household Products - 2.4%
Colgate-Palmolive Co.	978,334	79,010,254
Procter & Gamble Co.	5,519,952	340,029,043
Reckitt Benckiser Group PLC	133,189	6,838,892
		425,878,189
Personal Products - 0.3%
Avon Products, Inc.	1,539,126	41,617,967
L'Oreal SA	77,800	9,059,703
		50,677,670
Tobacco - 1.2%
Altria Group, Inc.	880,982	22,931,961
British American Tobacco PLC sponsored ADR	1,761,668	142,677,491
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	651,627	$ 42,766,280
Souza Cruz Industria Comerico	637,800	6,641,105
		215,016,837
TOTAL CONSUMER STAPLES		1,723,532,867
ENERGY - 13.1%
Energy Equipment & Services - 4.3%
Aker Drilling ASA (a)	852,600	3,051,605
Aker Solutions ASA	697,700	16,029,948
Baker Hughes, Inc.	1,881,988	138,194,379
C&J Energy Services, Inc. (a)(e)	482,300	7,716,800
Complete Production Services, Inc. (a)	206,400	6,565,584
Discovery Offshore S.A. (a)(e)	1,310,900	3,021,326
Dresser-Rand Group, Inc. (a)	319,476	17,130,303
Ensco International Ltd. ADR	415,001	24,003,658
Halliburton Co.	3,263,332	162,644,467
National Oilwell Varco, Inc.	1,027,357	81,438,589
Noble Corp.	1,474,400	67,262,128
Ocean Rig UDW, Inc. (a)	134,000	2,785,611
Oceaneering International, Inc. (a)	369,003	33,007,318
Saipem SpA	445,866	23,692,669
Schlumberger Ltd.	782,279	72,955,340
TETRA Technologies, Inc. (a)	495,800	7,635,320
Transocean Ltd. (a)	909,275	70,877,986
Vantage Drilling Co. (a)	5,923,400	10,662,120
		748,675,151
Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	431,117	35,317,105
Apache Corp.	1,041,683	136,377,138
BP PLC	1,020,039	7,491,511
BP PLC sponsored ADR	2,240,078	98,877,043
Canadian Natural Resources Ltd.	134,900	6,669,182
Chevron Corp.	152,952	16,431,633
Cimarex Energy Co.	257,000	29,616,680
CVR Energy, Inc. (a)	345,840	8,009,654
Denbury Resources, Inc. (a)	1,803,687	44,009,963
Exxon Mobil Corp.	2,386,133	200,745,369
Falkland Oil & Gas Ltd. (a)	844,214	1,218,403
Frontier Oil Corp.	619,878	18,174,823
Heritage Oil PLC	425,712	1,939,470
Holly Corp.	1,064,686	64,690,321
InterOil Corp. (a)(d)	138,200	10,315,248
Marathon Oil Corp.	2,579,780	137,528,072
Massey Energy Co.	714,451	48,839,870
Niko Resources Ltd.	243,322	23,336,028
Occidental Petroleum Corp.	1,334,711	139,463,952
Peabody Energy Corp.	155,519	11,191,147
Petrobank Energy & Resources Ltd. (a)	754,400	15,940,658

	Shares	Value
QEP Resources, Inc.	252,850	$ 10,250,539
Repsol YPF SA	1,273,355	43,626,351
Resolute Energy Corp. (a)(d)	910,945	16,524,542
Rockhopper Exploration PLC (a)	260,700	1,035,740
Rodinia Oil Corp.	603,000	1,399,144
Royal Dutch Shell PLC:
Class A sponsored ADR	53,106	3,869,303
Class B sponsored ADR	3,103,262	227,282,909
Talisman Energy, Inc.	2,314,400	57,209,619
Western Refining, Inc. (a)(d)	796,928	13,507,930
Whiting Petroleum Corp. (a)	819,500	60,192,275
Williams Companies, Inc.	1,663,000	51,852,340
		1,542,933,962
TOTAL ENERGY		2,291,609,113
FINANCIALS - 15.6%
Capital Markets - 2.1%
Credit Suisse Group	1,069,793	45,380,856
Evercore Partners, Inc. Class A	254,300	8,719,947
ICAP PLC	754,142	6,385,326
Invesco Ltd.	1,440,307	36,814,247
MF Global Holdings Ltd. (a)	1,605,300	13,291,884
Morgan Stanley	2,805,207	76,638,255
Northern Trust Corp.	1,140,787	57,894,940
State Street Corp.	2,614,990	117,517,651
		362,643,106
Commercial Banks - 3.0%
Banco do Brasil SA	767,200	13,885,867
Banco Macro SA sponsored ADR	192,634	7,711,139
FirstMerit Corp.	912,202	15,562,166
Huntington Bancshares, Inc.	5,400,515	35,859,420
KeyCorp	1,634,250	14,512,140
PT Bank Rakyat Indonesia Tbk	21,290,000	14,058,915
Regions Financial Corp.	6,934,777	50,346,481
Sumitomo Mitsui Financial Group, Inc.	1,704,100	52,879,755
SunTrust Banks, Inc.	1,565,050	45,136,042
Synovus Financial Corp.	4,204,900	10,091,760
U.S. Bancorp, Delaware	4,671,003	123,454,609
Wells Fargo & Co.	4,704,384	149,128,973
		532,627,267
Consumer Finance - 0.8%
American Express Co.	408,400	18,459,680
Capital One Financial Corp.	1,334,186	69,324,305
Discover Financial Services	1,422,124	34,301,631
Green Dot Corp. Class A (d)	306,305	13,143,548
Promise Co. Ltd. (d)	383,350	2,687,345
SLM Corp. (a)	408,500	6,250,050
		144,166,559
Diversified Financial Services - 5.6%
African Bank Investments Ltd.	4,214,241	23,584,973
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.	9,806,766	$ 130,724,191
Citigroup, Inc. (a)	58,202,202	257,253,733
CME Group, Inc.	136,608	41,194,142
ING Groep NV (Certificaten Van Aandelen) unit (a)	1,473,200	18,693,278
IntercontinentalExchange, Inc. (a)	337,318	41,672,266
JPMorgan Chase & Co.	9,862,322	454,653,044
NBH Holdings Corp. Class A (a)(e)	813,800	14,038,050
NYSE Euronext	224,800	7,906,216
		989,719,893
Insurance - 2.6%
ACE Ltd.	490,200	31,715,940
Aon Corp.	599,351	31,741,629
CNO Financial Group, Inc. (a)	3,228,500	24,246,035
Fairfax Financial Holdings Ltd. (sub. vtg.)	108,200	40,894,400
Genworth Financial, Inc. Class A (a)	1,298,500	17,477,810
Lincoln National Corp.	1,077,312	32,362,452
MetLife, Inc.	3,390,497	151,656,931
Prudential Financial, Inc.	1,376,125	84,741,778
Torchmark Corp.	204,400	13,588,512
Unum Group	1,388,300	36,442,875
		464,868,362
Real Estate Investment Trusts - 0.8%
ProLogis Trust	4,424,403	70,701,960
The Macerich Co.	554,299	27,454,429
U-Store-It Trust	1,177,447	12,386,742
Weyerhaeuser Co.	886,339	21,803,939
		132,347,070
Real Estate Management & Development - 0.5%
Ayala Land, Inc.	27,418,000	9,803,437
BR Malls Participacoes SA	2,574,600	26,808,073
CB Richard Ellis Group, Inc. Class A (a)	598,361	15,976,239
Indiabulls Real Estate Ltd. (a)	5,657,337	15,780,091
PT Lippo Karawaci Tbk	165,282,750	11,578,857
		79,946,697
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	2,560,210	28,213,514
TOTAL FINANCIALS		2,734,532,468
HEALTH CARE - 10.3%
Biotechnology - 1.6%
Amgen, Inc. (a)	679,333	36,310,349
AVEO Pharmaceuticals, Inc.	518,044	6,936,609
AVEO Pharmaceuticals, Inc. (g)	107,096	1,290,614
Biogen Idec, Inc. (a)	943,703	69,258,363
BioMarin Pharmaceutical, Inc. (a)	979,417	24,612,749

	Shares	Value
Exelixis, Inc. (a)	859,719	$ 9,714,825
Gilead Sciences, Inc. (a)	2,475,791	105,072,570
Human Genome Sciences, Inc. (a)	269,827	7,406,751
Medivir AB (B Shares) (a)	437,284	9,694,417
		270,297,247
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	961,280	51,688,026
Boston Scientific Corp. (a)	4,977,739	35,789,943
C. R. Bard, Inc.	224,320	22,277,219
Covidien PLC	2,297,941	119,355,056
Edwards Lifesciences Corp. (a)	650,250	56,571,750
IDEXX Laboratories, Inc. (a)(d)	117,504	9,073,659
Mako Surgical Corp. (a)	1,154,193	27,931,471
Masimo Corp.	436,979	14,464,005
Quidel Corp. (a)	1,433,104	17,139,924
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	3,516,000	10,034,608
St. Jude Medical, Inc.	756,782	38,792,645
William Demant Holding AS (a)	274,251	23,740,074
		426,858,380
Health Care Providers & Services - 2.7%
CIGNA Corp.	1,036,339	45,889,091
Diagnosticos da America SA	1,003,000	12,901,112
HCA Holdings, Inc.	730,800	24,752,196
Henry Schein, Inc. (a)	922,100	64,703,757
McKesson Corp.	1,343,777	106,225,572
Medco Health Solutions, Inc. (a)	1,757,338	98,692,102
Omnicare, Inc.	378,300	11,345,217
UnitedHealth Group, Inc.	2,509,125	113,412,450
		477,921,497
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc. (a)	2,130,938	95,423,404
Fluidigm Corp. (g)	312,345	4,022,691
Illumina, Inc. (a)	664,054	46,530,264
		145,976,359
Pharmaceuticals - 2.7%
Bayer AG	173,852	13,457,145
Merck & Co., Inc.	3,681,902	121,539,585
Novo Nordisk AS Series B	368,143	46,214,782
Pfizer, Inc.	7,327,741	148,826,420
Shire PLC sponsored ADR	624,400	54,385,240
Valeant Pharmaceuticals International, Inc. (Canada)	1,853,073	92,491,217
		476,914,389
TOTAL HEALTH CARE		1,797,967,872
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.0%
Bombardier, Inc. Class B (sub. vtg.)	6,663,500	48,995,313
Goodrich Corp.	800,656	68,480,108
Honeywell International, Inc.	252,800	15,094,688
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	587,798	$ 86,512,110
Textron, Inc.	2,344,990	64,229,276
The Boeing Co.	1,430,377	105,747,772
United Technologies Corp.	1,531,602	129,650,109
		518,709,376
Building Products - 0.5%
Armstrong World Industries, Inc.	302,008	13,973,910
Lennox International, Inc.	676,725	35,582,201
Owens Corning (a)	1,113,601	40,078,500
		89,634,611
Commercial Services & Supplies - 0.2%
Stericycle, Inc. (a)	310,341	27,517,936
Swisher Hygiene, Inc. (a)(g)	1,411,610	7,806,909
		35,324,845
Construction & Engineering - 0.5%
Fluor Corp.	572,050	42,137,203
Foster Wheeler AG (a)	1,068,400	40,193,208
		82,330,411
Electrical Equipment - 1.6%
Acuity Brands, Inc.	347,237	20,309,892
Alstom SA	553,279	32,704,167
Cooper Industries PLC Class A	800,075	51,924,868
Emerson Electric Co.	1,708,886	99,850,209
GrafTech International Ltd. (a)	832,281	17,169,957
Regal-Beloit Corp.	815,326	60,195,519
Satcon Technology Corp. (a)(d)	531,820	2,052,825
		284,207,437
Industrial Conglomerates - 1.9%
General Electric Co.	16,936,819	339,583,221
Machinery - 2.9%
Caterpillar, Inc.	1,474,323	164,165,866
Charter International PLC	726,953	9,419,194
Cummins, Inc.	376,486	41,270,395
Danaher Corp.	1,468,704	76,225,738
Fanuc Ltd.	123,300	18,665,869
Fiat Industrial SpA (a)	1,369,500	19,653,235
Ingersoll-Rand Co. Ltd.	576,795	27,864,966
Komatsu Ltd.	862,800	29,308,122
Navistar International Corp. (a)	797,323	55,278,404
Pall Corp.	822,100	47,361,181
Vallourec SA	100,798	11,303,691
		500,516,661

	Shares	Value
Road & Rail - 1.1%
CSX Corp.	1,123,738	$ 88,325,807
Union Pacific Corp.	1,086,161	106,802,211
		195,128,018
TOTAL INDUSTRIALS		2,045,434,580
INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.0%
Alcatel-Lucent SA sponsored ADR (a)	2,196,372	12,760,921
Aruba Networks, Inc. (a)(d)	2,091,252	70,767,968
Brocade Communications Systems, Inc. (a)	1,855,989	11,414,332
Ciena Corp. (a)	992,991	25,778,046
Meru Networks, Inc. (a)(d)	574,625	11,670,634
QUALCOMM, Inc.	3,951,762	216,675,110
		349,067,011
Computers & Peripherals - 5.4%
Apple, Inc. (a)	2,141,202	746,101,838
EMC Corp. (a)	4,235,129	112,442,675
Imagination Technologies Group PLC (a)	1,613,506	11,105,199
NetApp, Inc. (a)	890,915	42,924,285
SanDisk Corp. (a)	303,591	13,992,509
Seagate Technology (a)	1,184,400	17,055,360
		943,621,866
Electronic Equipment & Components - 0.2%
HLS Systems International Ltd. (a)	1,396,103	18,568,170
Trimble Navigation Ltd. (a)	351,939	17,786,997
		36,355,167
Internet Software & Services - 0.6%
Google, Inc. Class A (a)	10,103	5,922,480
Mail.ru Group Ltd. GDR (a)(e)	209,966	6,288,482
Monster Worldwide, Inc. (a)	567,024	9,015,682
WebMD Health Corp. (a)	1,750,599	93,516,999
		114,743,643
IT Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	1,109,818	90,339,185
Digital Garage, Inc. (a)	7,298	32,293,200
Visa, Inc. Class A	2,055,204	151,304,118
		273,936,503
Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc. (a)	972,397	8,362,614
Amkor Technology, Inc. (a)	199,804	1,346,679
Analog Devices, Inc.	3,394,160	133,662,021
ARM Holdings PLC sponsored ADR (d)	1,215,620	34,244,015
ASML Holding NV	3,072,301	136,717,395
Atheros Communications, Inc. (a)	810,200	36,175,430
Inotera Memories, Inc. (a)	48,237,698	24,606,886
KLA-Tencor Corp.	1,357,118	64,286,680
Lam Research Corp. (a)	1,971,702	111,716,635
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	474,228	$ 7,374,245
MEMC Electronic Materials, Inc. (a)	2,156,459	27,947,709
Micron Technology, Inc. (a)	18,677,846	214,048,115
Nanya Technology Corp. (a)	28,736,159	15,000,852
Samsung Electronics Co. Ltd.	106,558	90,571,900
Varian Semiconductor Equipment Associates, Inc. (a)	646,589	31,469,487
		937,530,663
Software - 3.0%
Ariba, Inc. (a)	399,673	13,644,836
Check Point Software Technologies Ltd. (a)	2,384,230	121,714,942
Fortinet, Inc. (a)	420,500	18,502,000
Microsoft Corp.	8,974,204	227,585,813
Nuance Communications, Inc. (a)	931,833	18,226,653
Oracle Corp.	2,993,928	99,907,377
Red Hat, Inc. (a)	456,155	20,704,875
Taleo Corp. Class A (a)	362,778	12,933,036
		533,219,532
TOTAL INFORMATION TECHNOLOGY		3,188,474,385
MATERIALS - 3.2%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	579,339	52,244,791
Albemarle Corp.	294,867	17,624,201
Arkema SA	250,200	22,716,433
Ashland, Inc.	583,816	33,721,212
Celanese Corp. Class A	596,628	26,472,384
Dow Chemical Co.	1,322,999	49,943,212
LyondellBasell Industries NV Class A (a)	1,011,761	40,015,148
Monsanto Co.	503,185	36,360,148
Olin Corp.	586,700	13,447,164
Solutia, Inc. (a)	1,451,800	36,875,720
		329,420,413
Construction Materials - 0.0%
HeidelbergCement AG	117,134	8,178,248
Containers & Packaging - 0.2%
Ball Corp.	722,824	25,913,240
Rock-Tenn Co. Class A (d)	189,049	13,110,548
		39,023,788
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	1,648,449	84,775,531
AngloGold Ashanti Ltd. sponsored ADR	976,227	46,810,085
Carpenter Technology Corp.	322,880	13,790,205

	Shares	Value
MacArthur Coal Ltd.	206,793	$ 2,480,958
Reliance Steel & Aluminum Co.	466,600	26,960,148
Walter Energy, Inc.	86,973	11,778,753
		186,595,680
TOTAL MATERIALS		563,218,129
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	3,178,625	97,265,925
Qwest Communications International, Inc.	23,071,398	157,577,648
Verizon Communications, Inc.	3,446,413	132,824,757
		387,668,330
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	1,420,863	73,629,121
Clearwire Corp. Class A (a)(d)	5,717,958	31,963,385
Leap Wireless International, Inc. (a)	334,400	5,179,856
MetroPCS Communications, Inc. (a)	980,442	15,922,378
Vodafone Group PLC	8,102,800	23,082,811
Vodafone Group PLC sponsored ADR	434,100	12,480,375
		162,257,926
TOTAL TELECOMMUNICATION SERVICES		549,926,256
UTILITIES - 3.2%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	1,172,788	41,211,770
Duke Energy Corp.	1,703,374	30,916,238
Edison International	1,547,453	56,621,305
Exelon Corp.	626,500	25,836,860
NextEra Energy, Inc.	2,296,214	126,567,316
		281,153,489
Gas Utilities - 0.0%
National Fuel Gas Co.	76,466	5,658,484
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	1,221,144	15,874,872
Constellation Energy Group, Inc.	636,741	19,821,747
NRG Energy, Inc. (a)	647,157	13,939,762
		49,636,381
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	1,543,914	27,111,130
NiSource, Inc.	1,296,700	24,870,706
PG&E Corp.	1,420,809	62,771,342
Public Service Enterprise Group, Inc.	1,354,917	42,693,435
Sempra Energy	1,257,757	67,290,000
		224,736,613
TOTAL UTILITIES		561,184,967
TOTAL COMMON STOCKS (Cost $14,269,553,889)		17,135,520,497
Nonconvertible Preferred Stocks - 0.6%
	Shares	Value
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Porsche Automobil Holding SE	235,100	$ 15,390,444
Volkswagen AG	558,204	90,504,736
		105,895,180
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $102,918,336)		105,895,180
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.15% 4/14/11 to 6/2/11 (f) (Cost $8,348,570)	$ 8,350,000	8,349,281
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	273,725,386	273,725,386
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	55,054,300	55,054,300
TOTAL MONEY MARKET FUNDS (Cost $328,779,686)		328,779,686
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $14,709,600,481)	17,578,544,644
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(74,567,948)
NET ASSETS - 100%	$ 17,503,976,696
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
713 CME E-mini S&P 500 Index Contracts	June 2011	$ 47,093,650	$ 703,909

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,064,658 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,799,563.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,390,589 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AVEO Pharmaceuticals, Inc.	10/28/10	$ 1,445,796
Fluidigm Corp.	10/9/07 - 1/6/11	$ 5,645,236
Legend Pictures LLC	9/23/10	$ 4,958,250
Swisher Hygiene, Inc.	3/22/11	$ 7,058,050
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 158,371
Fidelity Securities Lending Cash Central Fund	309,667
Total	$ 468,038
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,785,535,040	$ 1,776,264,665	$ -	$ 9,270,375
Consumer Staples	1,723,532,867	1,679,079,970	44,452,897	-
Energy	2,291,609,113	2,232,774,451	58,834,662	-
Financials	2,734,532,468	2,603,540,529	130,991,939	-
Health Care	1,797,967,872	1,746,439,785	51,528,087	-
Industrials	2,045,434,580	2,037,627,671	7,806,909	-
Information Technology	3,188,474,385	3,188,474,385	-	-
Materials	563,218,129	563,218,129	-	-
Telecommunication Services	549,926,256	526,843,445	23,082,811	-
Utilities	561,184,967	561,184,967	-	-
U.S. Government and Government Agency Obligations	8,349,281	-	8,349,281	-
Money Market Funds	328,779,686	328,779,686	-	-
Total Investments in Securities:	$ 17,578,544,644	$ 17,244,227,683	$ 325,046,586	$ 9,270,375
Derivative Instruments:
Assets
Futures Contracts	$ 703,909	$ 703,909	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 28,027,598
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(826)
Cost of Purchases	-
Proceeds of Sales	(2,887,297)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(15,869,100)
Ending Balance	$ 9,270,375
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $14,908,022,641. Net unrealized appreciation aggregated $2,670,522,003, of which $3,235,539,003 related to appreciated investment securities and $565,017,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

March 31, 2011

1.799879.107

VIPIDX-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 0.3%
Johnson Controls, Inc. (d)	129,178	$ 5,369,929
The Goodyear Tire & Rubber Co. (a)	46,338	694,143
		6,064,072
Automobiles - 0.5%
Ford Motor Co. (a)	721,406	10,756,163
Harley-Davidson, Inc.	44,917	1,908,523
		12,664,686
Distributors - 0.1%
Genuine Parts Co.	30,067	1,612,794
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	23,477	979,226
DeVry, Inc.	11,752	647,183
H&R Block, Inc. (d)	58,215	974,519
		2,600,928
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	82,305	3,157,220
Darden Restaurants, Inc.	26,336	1,293,888
International Game Technology (d)	56,985	924,867
Marriott International, Inc. Class A (d)	55,434	1,972,342
McDonald's Corp.	198,969	15,139,551
Starbucks Corp.	142,271	5,256,913
Starwood Hotels & Resorts Worldwide, Inc.	36,648	2,129,982
Wyndham Worldwide Corp.	33,043	1,051,098
Wynn Resorts Ltd. (d)	14,498	1,844,871
Yum! Brands, Inc.	89,147	4,580,373
		37,351,105
Household Durables - 0.4%
D.R. Horton, Inc. (d)	53,592	624,347
Fortune Brands, Inc.	29,259	1,810,840
Harman International Industries, Inc.	13,287	622,097
Leggett & Platt, Inc.	27,921	684,065
Lennar Corp. Class A (d)	30,646	555,306
Newell Rubbermaid, Inc.	55,421	1,060,204
PulteGroup, Inc. (a)(d)	64,110	474,414
Stanley Black & Decker, Inc.	31,888	2,442,621
Whirlpool Corp.	14,503	1,237,976
		9,511,870
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	67,949	12,239,653
Expedia, Inc. (d)	38,155	864,592
Netflix, Inc. (a)(d)	8,372	1,986,927
Priceline.com, Inc. (a)(d)	9,374	4,747,369
		19,838,541

	Shares	Value
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	26,135	$ 1,224,163
Mattel, Inc.	66,498	1,657,795
		2,881,958
Media - 3.3%
Cablevision Systems Corp. - NY Group Class A	44,354	1,535,092
CBS Corp. Class B (d)	128,234	3,210,979
Comcast Corp. Class A	529,510	13,089,487
DIRECTV (a)	151,333	7,082,384
Discovery Communications, Inc. (a)(d)	53,697	2,142,510
Gannett Co., Inc. (d)	45,711	696,179
Interpublic Group of Companies, Inc. (d)	93,296	1,172,731
McGraw-Hill Companies, Inc.	58,486	2,304,348
News Corp. Class A	435,534	7,647,977
Omnicom Group, Inc.	54,169	2,657,531
Scripps Networks Interactive, Inc. Class A	17,276	865,355
The Walt Disney Co.	362,174	15,606,078
Time Warner Cable, Inc.	65,487	4,671,843
Time Warner, Inc.	208,416	7,440,451
Viacom, Inc. Class B (non-vtg.)	113,849	5,296,255
Washington Post Co. Class B (d)	1,011	442,373
		75,861,573
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	14,393	625,088
Family Dollar Stores, Inc.	24,103	1,236,966
JCPenney Co., Inc.	45,141	1,621,013
Kohl's Corp.	55,762	2,957,616
Macy's, Inc.	80,728	1,958,461
Nordstrom, Inc.	32,013	1,436,743
Sears Holdings Corp. (a)(d)	8,307	686,574
Target Corp.	135,039	6,753,300
		17,275,761
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	16,639	976,709
AutoNation, Inc. (a)(d)	12,225	432,398
AutoZone, Inc. (a)	5,094	1,393,515
Bed Bath & Beyond, Inc. (a)	48,580	2,344,957
Best Buy Co., Inc.	62,397	1,792,042
CarMax, Inc. (a)(d)	43,016	1,380,814
GameStop Corp. Class A (a)(d)	28,873	650,220
Gap, Inc.	83,187	1,885,017
Home Depot, Inc.	312,542	11,582,807
Limited Brands, Inc.	50,442	1,658,533
Lowe's Companies, Inc.	263,183	6,955,927
O'Reilly Automotive, Inc. (a)	26,915	1,546,536
RadioShack Corp. (d)	20,173	302,797
Ross Stores, Inc.	22,711	1,615,206
Staples, Inc.	137,210	2,664,618
Tiffany & Co., Inc.	24,106	1,481,073
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	75,484	$ 3,753,819
Urban Outfitters, Inc. (a)	24,402	727,912
		43,144,900
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (d)	56,407	2,935,420
NIKE, Inc. Class B	73,004	5,526,403
Polo Ralph Lauren Corp. Class A	12,474	1,542,410
VF Corp.	16,509	1,626,632
		11,630,865
TOTAL CONSUMER DISCRETIONARY		240,439,053
CONSUMER STAPLES - 10.1%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	19,659	1,342,710
Coca-Cola Enterprises, Inc.	62,967	1,718,999
Constellation Brands, Inc. Class A (sub. vtg.) (a)	33,555	680,495
Dr Pepper Snapple Group, Inc.	42,715	1,587,289
Molson Coors Brewing Co. Class B	30,289	1,420,251
PepsiCo, Inc.	302,564	19,488,147
The Coca-Cola Co.	437,552	29,031,575
		55,269,466
Food & Staples Retailing - 2.2%
Costco Wholesale Corp. (d)	83,250	6,103,890
CVS Caremark Corp.	260,926	8,954,980
Kroger Co.	121,283	2,907,154
Safeway, Inc. (d)	70,220	1,652,979
SUPERVALU, Inc. (d)	40,465	361,352
Sysco Corp.	111,129	3,078,273
Wal-Mart Stores, Inc.	373,622	19,447,025
Walgreen Co.	175,915	7,061,228
Whole Foods Market, Inc. (d)	28,136	1,854,162
		51,421,043
Food Products - 1.7%
Archer Daniels Midland Co.	121,541	4,376,691
Campbell Soup Co.	34,811	1,152,592
ConAgra Foods, Inc.	83,096	1,973,530
Dean Foods Co. (a)(d)	34,925	349,250
General Mills, Inc.	121,257	4,431,943
H.J. Heinz Co.	61,375	2,996,328
Hershey Co.	29,477	1,602,075
Hormel Foods Corp.	26,404	735,087
Kellogg Co.	48,044	2,593,415
Kraft Foods, Inc. Class A	333,540	10,459,814
McCormick & Co., Inc. (non-vtg.)	25,358	1,212,873
Mead Johnson Nutrition Co. Class A	39,017	2,260,255
Sara Lee Corp. (d)	118,707	2,097,553

	Shares	Value
The J.M. Smucker Co. (d)	22,705	$ 1,620,910
Tyson Foods, Inc. Class A	56,875	1,091,431
		38,953,747
Household Products - 2.0%
Clorox Co. (d)	26,244	1,838,917
Colgate-Palmolive Co.	94,187	7,606,542
Kimberly-Clark Corp.	77,119	5,033,557
Procter & Gamble Co.	534,141	32,903,086
		47,382,102
Personal Products - 0.2%
Avon Products, Inc.	81,963	2,216,280
Estee Lauder Companies, Inc. Class A	21,838	2,104,310
		4,320,590
Tobacco - 1.6%
Altria Group, Inc.	398,966	10,385,085
Lorillard, Inc.	27,759	2,637,383
Philip Morris International, Inc.	342,734	22,493,632
Reynolds American, Inc.	64,493	2,291,436
		37,807,536
TOTAL CONSUMER STAPLES		235,154,484
ENERGY - 13.1%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	82,818	6,081,326
Cameron International Corp. (a)	46,679	2,665,371
Diamond Offshore Drilling, Inc. (d)	13,257	1,030,069
FMC Technologies, Inc. (a)(d)	22,912	2,164,726
Halliburton Co.	174,187	8,681,480
Helmerich & Payne, Inc.	20,279	1,392,965
Nabors Industries Ltd. (a)	54,571	1,657,867
National Oilwell Varco, Inc.	80,303	6,365,619
Noble Corp. (d)	48,113	2,194,915
Rowan Companies, Inc. (a)	24,092	1,064,385
Schlumberger Ltd.	259,557	24,206,286
		57,505,009
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	94,642	7,753,073
Apache Corp.	72,995	9,556,505
Cabot Oil & Gas Corp.	19,887	1,053,414
Chesapeake Energy Corp.	125,418	4,204,011
Chevron Corp.	382,844	41,128,931
ConocoPhillips	272,650	21,773,829
CONSOL Energy, Inc.	43,146	2,313,920
Denbury Resources, Inc. (a)	76,479	1,866,088
Devon Energy Corp.	81,434	7,473,198
El Paso Corp.	134,405	2,419,290
EOG Resources, Inc.	51,087	6,054,320
EQT Corp.	28,449	1,419,605
Exxon Mobil Corp.	945,661	79,558,463
Hess Corp.	57,316	4,883,896
Marathon Oil Corp.	135,459	7,221,319
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Massey Energy Co.	19,730	$ 1,348,743
Murphy Oil Corp.	36,779	2,700,314
Newfield Exploration Co. (a)(d)	25,620	1,947,376
Noble Energy, Inc.	33,517	3,239,418
Occidental Petroleum Corp.	155,020	16,198,040
Peabody Energy Corp.	51,599	3,713,064
Pioneer Natural Resources Co.	22,209	2,263,541
QEP Resources, Inc.	33,623	1,363,076
Range Resources Corp.	30,607	1,789,285
Southwestern Energy Co. (a)	66,321	2,849,813
Spectra Energy Corp.	123,699	3,362,139
Sunoco, Inc.	23,004	1,048,752
Tesoro Corp. (a)(d)	27,305	732,593
Valero Energy Corp.	108,509	3,235,738
Williams Companies, Inc.	111,797	3,485,830
		247,957,584
TOTAL ENERGY		305,462,593
FINANCIALS - 15.6%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	47,012	2,871,493
Bank of New York Mellon Corp.	236,831	7,074,142
Charles Schwab Corp. (d)	190,473	3,434,228
E*TRADE Financial Corp. (a)	42,195	659,508
Federated Investors, Inc. Class B (non-vtg.) (d)	17,660	472,405
Franklin Resources, Inc.	27,652	3,458,712
Goldman Sachs Group, Inc.	99,267	15,730,841
Invesco Ltd.	87,800	2,244,168
Janus Capital Group, Inc. (d)	35,488	442,535
Legg Mason, Inc.	29,033	1,047,801
Morgan Stanley	294,770	8,053,116
Northern Trust Corp.	46,171	2,343,178
State Street Corp.	95,773	4,304,039
T. Rowe Price Group, Inc. (d)	49,393	3,280,683
		55,416,849
Commercial Banks - 2.9%
BB&T Corp.	132,469	3,636,274
Comerica, Inc.	33,711	1,237,868
Fifth Third Bancorp	175,027	2,429,375
First Horizon National Corp.	50,227	563,045
Huntington Bancshares, Inc.	164,649	1,093,269
KeyCorp	181,383	1,610,681
M&T Bank Corp. (d)	22,929	2,028,529
Marshall & Ilsley Corp.	101,100	807,789
PNC Financial Services Group, Inc.	100,220	6,312,858
Regions Financial Corp.	239,868	1,741,442
SunTrust Banks, Inc.	102,172	2,946,640
U.S. Bancorp, Delaware	366,537	9,687,573

	Shares	Value
Wells Fargo & Co.	1,004,683	$ 31,848,451
Zions Bancorporation (d)	34,903	804,863
		66,748,657
Consumer Finance - 0.7%
American Express Co.	199,502	9,017,490
Capital One Financial Corp. (d)	87,221	4,532,003
Discover Financial Services	103,985	2,508,118
SLM Corp. (a)	100,488	1,537,466
		17,595,077
Diversified Financial Services - 4.1%
Bank of America Corp.	1,930,220	25,729,833
Citigroup, Inc. (a)	5,541,316	24,492,617
CME Group, Inc.	12,781	3,854,111
IntercontinentalExchange, Inc. (a)	13,995	1,728,942
JPMorgan Chase & Co.	759,701	35,022,216
Leucadia National Corp. (d)	37,743	1,416,872
Moody's Corp. (d)	38,062	1,290,682
NYSE Euronext	49,814	1,751,958
The NASDAQ Stock Market, Inc. (a)	28,561	738,016
		96,025,247
Insurance - 3.8%
ACE Ltd.	63,992	4,140,282
AFLAC, Inc.	89,674	4,732,994
Allstate Corp.	101,033	3,210,829
American International Group, Inc. (a)(d)	27,394	962,625
Aon Corp.	63,524	3,364,231
Assurant, Inc.	19,059	733,962
Berkshire Hathaway, Inc. Class B (a)	330,110	27,607,099
Cincinnati Financial Corp. (d)	31,086	1,019,621
Genworth Financial, Inc. Class A (a)(d)	93,427	1,257,527
Hartford Financial Services Group, Inc.	84,816	2,284,095
Lincoln National Corp.	60,226	1,809,189
Loews Corp.	59,963	2,583,806
Marsh & McLennan Companies, Inc.	103,764	3,093,205
MetLife, Inc.	201,230	9,001,018
Principal Financial Group, Inc. (d)	61,183	1,964,586
Progressive Corp.	125,876	2,659,760
Prudential Financial, Inc.	92,686	5,707,604
The Chubb Corp.	56,301	3,451,814
The Travelers Companies, Inc.	82,207	4,889,672
Torchmark Corp.	14,861	987,959
Unum Group (d)	59,060	1,550,325
XL Group PLC Class A	59,313	1,459,100
		88,471,303
Real Estate Investment Trusts - 1.5%
Apartment Investment & Management Co. Class A	22,529	573,814
AvalonBay Communities, Inc.	16,418	1,971,473
Boston Properties, Inc.	27,199	2,579,825
Equity Residential (SBI)	56,066	3,162,683
HCP, Inc. (d)	76,477	2,901,537
Health Care REIT, Inc. (d)	33,590	1,761,460
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts, Inc.	129,765	$ 2,285,162
Kimco Realty Corp.	77,511	1,421,552
Plum Creek Timber Co., Inc. (d)	30,866	1,346,066
ProLogis Trust	108,789	1,738,448
Public Storage	26,653	2,956,084
Simon Property Group, Inc. (d)	56,635	6,069,007
Ventas, Inc. (d)	31,071	1,687,155
Vornado Realty Trust	31,174	2,727,725
Weyerhaeuser Co.	102,447	2,520,196
		35,702,187
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	55,540	1,482,918
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (d)	100,451	972,366
People's United Financial, Inc. (d)	69,038	868,498
		1,840,864
TOTAL FINANCIALS		363,283,102
HEALTH CARE - 10.9%
Biotechnology - 1.2%
Amgen, Inc. (a)	177,829	9,504,960
Biogen Idec, Inc. (a)(d)	45,945	3,371,904
Celgene Corp. (a)	88,662	5,100,725
Cephalon, Inc. (a)(d)	14,443	1,094,491
Genzyme Corp. (a)	49,812	3,793,184
Gilead Sciences, Inc. (a)	151,666	6,436,705
		29,301,969
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	110,503	5,941,746
Becton, Dickinson & Co.	42,169	3,357,496
Boston Scientific Corp. (a)(d)	290,524	2,088,868
C. R. Bard, Inc. (d)	16,219	1,610,709
CareFusion Corp. (a)	42,544	1,199,741
Covidien PLC	94,182	4,891,813
DENTSPLY International, Inc.	27,109	1,002,762
Edwards Lifesciences Corp. (a)	21,903	1,905,561
Intuitive Surgical, Inc. (a)	7,412	2,471,606
Medtronic, Inc.	203,942	8,025,118
St. Jude Medical, Inc.	62,081	3,182,272
Stryker Corp.	64,169	3,901,475
Varian Medical Systems, Inc. (a)(d)	22,895	1,548,618
Zimmer Holdings, Inc. (a)	36,640	2,217,819
		43,345,604
Health Care Providers & Services - 2.0%
Aetna, Inc.	73,329	2,744,704
AmerisourceBergen Corp.	52,273	2,067,920
Cardinal Health, Inc.	66,701	2,743,412
CIGNA Corp.	51,727	2,290,472

	Shares	Value
Coventry Health Care, Inc. (a)	28,564	$ 910,906
DaVita, Inc. (a)	18,308	1,565,517
Express Scripts, Inc. (a)	100,750	5,602,708
Humana, Inc. (a)	32,143	2,248,081
Laboratory Corp. of America Holdings (a)(d)	19,071	1,757,011
McKesson Corp.	48,490	3,833,135
Medco Health Solutions, Inc. (a)	77,135	4,331,902
Patterson Companies, Inc.	18,261	587,822
Quest Diagnostics, Inc.	29,710	1,714,861
Tenet Healthcare Corp. (a)	92,675	690,429
UnitedHealth Group, Inc.	208,580	9,427,816
WellPoint, Inc.	71,614	4,997,941
		47,514,637
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	13,675	1,520,660
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	65,819	2,947,375
Life Technologies Corp. (a)	34,328	1,799,474
PerkinElmer, Inc.	21,623	568,036
Thermo Fisher Scientific, Inc. (a)	74,493	4,138,086
Waters Corp. (a)(d)	17,417	1,513,537
		10,966,508
Pharmaceuticals - 5.2%
Abbott Laboratories	295,142	14,476,715
Allergan, Inc.	58,296	4,140,182
Bristol-Myers Squibb Co.	324,672	8,581,081
Eli Lilly & Co.	194,286	6,833,039
Forest Laboratories, Inc. (a)	54,561	1,762,320
Hospira, Inc. (a)	31,781	1,754,311
Johnson & Johnson	521,637	30,906,992
Merck & Co., Inc.	587,979	19,409,187
Mylan, Inc. (a)	83,352	1,889,590
Pfizer, Inc.	1,524,780	30,968,282
Watson Pharmaceuticals, Inc. (a)	23,997	1,344,072
		122,065,771
TOTAL HEALTH CARE		254,715,149
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.8%
General Dynamics Corp.	71,079	5,441,808
Goodrich Corp.	23,954	2,048,786
Honeywell International, Inc.	149,541	8,929,093
Huntington Ingalls Industries, Inc. (a)	462	19,173
ITT Corp.	35,034	2,103,792
L-3 Communications Holdings, Inc.	21,586	1,690,400
Lockheed Martin Corp. (d)	54,711	4,398,764
Northrop Grumman Corp.	55,557	3,483,979
Precision Castparts Corp.	27,358	4,026,550
Raytheon Co.	68,598	3,489,580
Rockwell Collins, Inc. (d)	29,576	1,917,412
Textron, Inc. (d)	52,642	1,441,864
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	140,420	$ 10,381,251
United Technologies Corp.	175,541	14,859,546
		64,231,998
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	31,669	2,347,623
Expeditors International of Washington, Inc.	40,469	2,029,116
FedEx Corp.	60,078	5,620,297
United Parcel Service, Inc. Class B	188,255	13,991,112
		23,988,148
Airlines - 0.1%
Southwest Airlines Co. (d)	142,569	1,800,646
Building Products - 0.0%
Masco Corp.	68,296	950,680
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	20,382	855,229
Cintas Corp. (d)	24,108	729,749
Iron Mountain, Inc. (d)	38,179	1,192,330
Pitney Bowes, Inc. (d)	38,864	998,416
R.R. Donnelley & Sons Co. (d)	39,387	745,202
Republic Services, Inc.	58,596	1,760,224
Stericycle, Inc. (a)(d)	16,286	1,444,080
Waste Management, Inc.	90,681	3,386,029
		11,111,259
Construction & Engineering - 0.2%
Fluor Corp. (d)	33,670	2,480,132
Jacobs Engineering Group, Inc. (a)	24,103	1,239,617
Quanta Services, Inc. (a)(d)	41,101	921,895
		4,641,644
Electrical Equipment - 0.5%
Emerson Electric Co.	143,818	8,403,286
Rockwell Automation, Inc.	27,147	2,569,464
Roper Industries, Inc.	18,182	1,572,016
		12,544,766
Industrial Conglomerates - 2.5%
3M Co. (d)	135,750	12,692,625
General Electric Co.	2,025,067	40,602,593
Tyco International Ltd.	90,350	4,044,970
		57,340,188
Machinery - 2.4%
Caterpillar, Inc.	121,831	13,565,882
Cummins, Inc.	37,732	4,136,182
Danaher Corp.	103,085	5,350,112
Deere & Co.	80,297	7,779,976
Dover Corp.	35,576	2,338,766
Eaton Corp.	64,918	3,599,054
Flowserve Corp.	10,628	1,368,886
Illinois Tool Works, Inc.	95,054	5,106,301
Ingersoll-Rand Co. Ltd. (d)	62,854	3,036,477

	Shares	Value
Joy Global, Inc. (d)	19,984	$ 1,974,619
PACCAR, Inc.	69,673	3,647,382
Pall Corp.	22,022	1,268,687
Parker Hannifin Corp.	30,873	2,923,056
Snap-On, Inc.	11,116	667,627
		56,763,007
Professional Services - 0.1%
Dun & Bradstreet Corp.	9,480	760,675
Equifax, Inc. (d)	23,408	909,401
Robert Half International, Inc. (d)	27,901	853,771
		2,523,847
Road & Rail - 0.9%
CSX Corp. (d)	70,635	5,551,911
Norfolk Southern Corp.	67,914	4,704,403
Ryder System, Inc.	9,770	494,362
Union Pacific Corp.	93,639	9,207,523
		19,958,199
Trading Companies & Distributors - 0.1%
Fastenal Co. (d)	28,117	1,822,825
W.W. Grainger, Inc. (d)	11,125	1,531,690
		3,354,515
TOTAL INDUSTRIALS		259,208,897
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.1%
Cisco Systems, Inc.	1,054,252	18,080,422
F5 Networks, Inc. (a)(d)	15,399	1,579,475
Harris Corp. (d)	24,398	1,210,141
JDS Uniphase Corp. (a)	42,763	891,181
Juniper Networks, Inc. (a)(d)	102,016	4,292,833
Motorola Mobility Holdings, Inc.	56,118	1,369,279
Motorola Solutions, Inc.	64,214	2,869,724
QUALCOMM, Inc.	313,481	17,188,163
Tellabs, Inc. (d)	69,157	362,383
		47,843,601
Computers & Peripherals - 4.3%
Apple, Inc. (a)	175,698	61,221,968
Dell, Inc. (a)	320,272	4,647,147
EMC Corp. (a)	394,504	10,474,081
Hewlett-Packard Co.	414,711	16,990,710
Lexmark International, Inc. Class A (a)(d)	14,992	555,304
NetApp, Inc. (a)(d)	70,157	3,380,164
SanDisk Corp. (a)	45,141	2,080,549
Western Digital Corp. (a)	44,182	1,647,547
		100,997,470
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	33,553	1,824,948
Corning, Inc.	298,598	6,160,077
FLIR Systems, Inc.	30,420	1,052,836
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Jabil Circuit, Inc.	37,393	$ 763,939
Molex, Inc.	26,344	661,761
		10,463,561
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	35,692	1,356,296
eBay, Inc. (a)	217,900	6,763,616
Google, Inc. Class A (a)	47,828	28,037,252
Monster Worldwide, Inc. (a)(d)	24,831	394,813
VeriSign, Inc. (d)	33,079	1,197,791
Yahoo!, Inc. (a)	249,720	4,157,838
		41,907,606
IT Services - 3.1%
Automatic Data Processing, Inc.	94,672	4,857,620
Cognizant Technology Solutions Corp. Class A (a)	58,017	4,722,584
Computer Sciences Corp.	29,577	1,441,287
Fidelity National Information Services, Inc.	50,776	1,659,867
Fiserv, Inc. (a)	27,859	1,747,316
International Business Machines Corp.	232,579	37,926,658
MasterCard, Inc. Class A	18,431	4,639,451
Paychex, Inc.	61,390	1,925,190
SAIC, Inc. (a)	56,019	947,841
Teradata Corp. (a)	32,078	1,626,355
The Western Union Co.	123,348	2,561,938
Total System Services, Inc.	30,984	558,332
Visa, Inc. Class A	92,424	6,804,255
		71,418,694
Office Electronics - 0.1%
Xerox Corp.	266,889	2,842,368
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	109,772	944,039
Altera Corp.	61,020	2,686,100
Analog Devices, Inc.	57,139	2,250,134
Applied Materials, Inc.	251,626	3,930,398
Broadcom Corp. Class A	90,696	3,571,608
First Solar, Inc. (a)(d)	10,320	1,659,869
Intel Corp.	1,046,624	21,110,406
KLA-Tencor Corp.	31,891	1,510,677
Linear Technology Corp.	43,265	1,455,002
LSI Corp. (a)	117,485	798,898
MEMC Electronic Materials, Inc. (a)(d)	43,923	569,242
Microchip Technology, Inc. (d)	35,934	1,365,851
Micron Technology, Inc. (a)(d)	163,567	1,874,478
National Semiconductor Corp.	45,989	659,482
Novellus Systems, Inc. (a)	17,199	638,599
NVIDIA Corp. (a)	110,803	2,045,423
Teradyne, Inc. (a)(d)	35,348	629,548

	Shares	Value
Texas Instruments, Inc.	223,524	$ 7,724,989
Xilinx, Inc. (d)	49,787	1,633,014
		57,057,757
Software - 3.6%
Adobe Systems, Inc. (a)	96,522	3,200,670
Autodesk, Inc. (a)	43,654	1,925,578
BMC Software, Inc. (a)	34,065	1,694,393
CA, Inc.	72,955	1,764,052
Citrix Systems, Inc. (a)(d)	35,781	2,628,472
Compuware Corp. (a)	41,720	481,866
Electronic Arts, Inc. (a)	63,758	1,245,194
Intuit, Inc. (a)	51,935	2,757,749
Microsoft Corp.	1,410,139	35,761,125
Novell, Inc. (a)	67,050	397,607
Oracle Corp.	741,937	24,758,438
Red Hat, Inc. (a)	36,800	1,670,352
salesforce.com, Inc. (a)	22,554	3,012,763
Symantec Corp. (a)	145,560	2,698,682
		83,996,941
TOTAL INFORMATION TECHNOLOGY		416,527,998
MATERIALS - 3.7%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	40,988	3,696,298
Airgas, Inc.	14,292	949,275
CF Industries Holdings, Inc.	13,597	1,859,934
Dow Chemical Co.	222,736	8,408,284
E.I. du Pont de Nemours & Co.	175,766	9,661,857
Eastman Chemical Co.	13,492	1,340,025
Ecolab, Inc.	44,372	2,263,859
FMC Corp.	13,633	1,157,851
International Flavors & Fragrances, Inc.	15,306	953,564
Monsanto Co.	102,355	7,396,172
PPG Industries, Inc. (d)	30,626	2,915,901
Praxair, Inc. (d)	57,844	5,876,950
Sherwin-Williams Co.	16,975	1,425,730
Sigma Aldrich Corp.	23,255	1,479,948
		49,385,648
Construction Materials - 0.0%
Vulcan Materials Co. (d)	24,613	1,122,353
Containers & Packaging - 0.2%
Ball Corp.	32,268	1,156,808
Bemis Co., Inc.	20,414	669,783
Owens-Illinois, Inc. (a)	31,222	942,592
Sealed Air Corp.	30,381	809,957
		3,579,140
Metals & Mining - 1.2%
AK Steel Holding Corp. (d)	21,026	331,790
Alcoa, Inc. (d)	202,667	3,577,073
Allegheny Technologies, Inc.	18,824	1,274,761
Cliffs Natural Resources, Inc. (d)	25,834	2,538,966
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.	180,508	$ 10,027,219
Newmont Mining Corp.	94,072	5,134,450
Nucor Corp.	60,246	2,772,521
Titanium Metals Corp. (a)(d)	17,181	319,223
United States Steel Corp.	27,416	1,478,819
		27,454,822
Paper & Forest Products - 0.2%
International Paper Co.	83,863	2,530,985
MeadWestvaco Corp.	32,110	973,896
		3,504,881
TOTAL MATERIALS		85,046,844
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	1,127,378	34,497,767
CenturyLink, Inc. (d)	113,587	4,719,540
Frontier Communications Corp. (d)	189,525	1,557,896
Verizon Communications, Inc.	539,346	20,786,395
Windstream Corp.	96,176	1,237,785
		62,799,383
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	75,829	3,929,459
MetroPCS Communications, Inc. (a)(d)	50,329	817,343
Sprint Nextel Corp. (a)	570,288	2,646,136
		7,392,938
TOTAL TELECOMMUNICATION SERVICES		70,192,321
UTILITIES - 3.2%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	91,695	3,222,162
Duke Energy Corp. (d)	253,483	4,600,716
Edison International	62,136	2,273,556
Entergy Corp.	34,145	2,294,885
Exelon Corp. (d)	126,225	5,205,519
FirstEnergy Corp.	79,757	2,958,187
NextEra Energy, Inc.	80,280	4,425,034
Northeast Utilities	33,661	1,164,671
Pepco Holdings, Inc.	42,926	800,570
Pinnacle West Capital Corp.	20,746	887,721
PPL Corp.	92,379	2,337,189
Progress Energy, Inc.	55,982	2,583,009
Southern Co.	161,268	6,145,923
		38,899,142

	Shares	Value
Gas Utilities - 0.1%
Nicor, Inc.	8,687	$ 466,492
ONEOK, Inc. (d)	20,410	1,365,021
		1,831,513
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	126,276	1,641,588
Constellation Energy Group, Inc.	38,114	1,186,489
NRG Energy, Inc. (a)	47,208	1,016,860
		3,844,937
Multi-Utilities - 1.2%
Ameren Corp.	45,875	1,287,711
CenterPoint Energy, Inc.	81,024	1,422,781
CMS Energy Corp.	48,086	944,409
Consolidated Edison, Inc. (d)	55,682	2,824,191
Dominion Resources, Inc.	110,775	4,951,643
DTE Energy Co.	32,315	1,582,142
Integrys Energy Group, Inc.	14,877	751,437
NiSource, Inc.	53,265	1,021,623
PG&E Corp.	75,571	3,338,727
Public Service Enterprise Group, Inc.	96,508	3,040,967
SCANA Corp.	21,705	854,526
Sempra Energy	45,867	2,453,885
TECO Energy, Inc.	40,982	768,822
Wisconsin Energy Corp. (d)	44,579	1,359,660
Xcel Energy, Inc.	92,054	2,199,170
		28,801,694
TOTAL UTILITIES		73,377,286
TOTAL COMMON STOCKS (Cost $1,370,478,071)		2,303,407,727
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.18% to 0.25% 6/30/11 to 7/28/11 (e) (Cost $3,323,132)	$ 3,325,000	3,324,087
Money Market Funds - 8.7%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	20,217,548	$ 20,217,548
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	183,090,097	183,090,097
TOTAL MONEY MARKET FUNDS (Cost $203,307,645)		203,307,645
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $1,577,108,848)		2,510,039,459
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(181,645,185)
NET ASSETS - 100%		$ 2,328,394,274
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
72 CME S&P 500 Index Contracts	June 2011	$ 23,778,000	$ 392,049
The face value of futures purchased as a percentage of net assets is 1%

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,099,528.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,288
Fidelity Securities Lending Cash Central Fund	99,417
Total	$ 112,705
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 240,439,053	$ 240,439,053	$ -	$ -
Consumer Staples	235,154,484	235,154,484	-	-
Energy	305,462,593	305,462,593	-	-
Financials	363,283,102	363,283,102	-	-
Health Care	254,715,149	254,715,149	-	-
Industrials	259,208,897	259,208,897	-	-
Information Technology	416,527,998	416,527,998	-	-
Materials	85,046,844	85,046,844	-	-
Telecommunication Services	70,192,321	70,192,321	-	-
Utilities	73,377,286	73,377,286	-	-
U.S. Government and Government Agency Obligations	3,324,087	-	3,324,087	-
Money Market Funds	203,307,645	203,307,645	-	-
Total Investments in Securities:	$ 2,510,039,459	$ 2,506,715,372	$ 3,324,087	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 392,049	$ 392,049	$ -	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $1,582,726,595. Net unrealized appreciation aggregated $927,312,864, of which $1,132,286,059 related to appreciated investment securities and $204,973,195 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

March 31, 2011

1.830301.105

VDSC-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.5%
American Axle & Manufacturing Holdings, Inc. (a)(d)	28,284	$ 356,096
Cooper Tire & Rubber Co.	11,934	307,301
Dana Holding Corp. (a)	30,514	530,638
Superior Industries International, Inc.	6,025	154,481
		1,348,516
Diversified Consumer Services - 0.9%
Capella Education Co. (a)	2,854	142,101
Corinthian Colleges, Inc. (a)(d)	14,272	63,082
Mac-Gray Corp.	1,680	27,098
Pre-Paid Legal Services, Inc. (a)	3,209	211,794
Sotheby's Class A (ltd. vtg.)	6,979	367,095
		811,170
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)	5,233	79,175
Ameristar Casinos, Inc.	24,031	426,550
Biglari Holdings, Inc. (a)	384	162,643
Cracker Barrel Old Country Store, Inc.	5,692	279,705
DineEquity, Inc. (a)	5,827	320,368
Domino's Pizza, Inc. (a)(d)	24,615	453,654
Ruth's Hospitality Group, Inc. (a)(d)	13,949	71,977
Shuffle Master, Inc. (a)	9,884	105,561
		1,899,633
Household Durables - 2.0%
American Greetings Corp. Class A	9,098	214,713
Blyth, Inc.	4,517	146,757
Helen of Troy Ltd. (a)(d)	12,599	370,411
iRobot Corp. (a)	9,725	319,855
Libbey, Inc. (a)(d)	9,263	152,840
Tempur-Pedic International, Inc. (a)	8,333	422,150
Tupperware Brands Corp.	2,815	168,084
		1,794,810
Internet & Catalog Retail - 0.2%
Shutterfly, Inc. (a)(d)	3,852	201,691
Leisure Equipment & Products - 0.7%
Arctic Cat, Inc. (a)	15,068	234,307
Polaris Industries, Inc. (d)	4,181	363,831
		598,138
Media - 0.9%
Cinemark Holdings, Inc.	3,956	76,549
Global Sources Ltd. (a)(d)	38,419	446,813
Journal Communications, Inc. Class A (a)	8,242	49,452
Valassis Communications, Inc. (a)(d)	7,164	208,759
		781,573
Specialty Retail - 1.8%
Finish Line, Inc. Class A (d)	14,353	284,907
Pier 1 Imports, Inc. (a)	35,740	362,761
Rent-A-Center, Inc.	12,054	420,805
Select Comfort Corp. (a)	7,924	95,563

	Shares	Value
The Cato Corp. Class A (sub. vtg.)	8,121	$ 198,965
Tractor Supply Co.	3,287	196,760
		1,559,761
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (a)	22,343	398,599
Fossil, Inc. (a)	3,538	331,334
Liz Claiborne, Inc. (a)(d)	19,392	104,523
Maidenform Brands, Inc. (a)	6,651	190,019
Movado Group, Inc. (a)(d)	8,086	118,702
Warnaco Group, Inc. (a)(d)	2,044	116,896
Wolverine World Wide, Inc.	3,421	127,535
		1,387,608
TOTAL CONSUMER DISCRETIONARY		10,382,900
CONSUMER STAPLES - 3.1%
Beverages - 0.1%
MGP Ingredients, Inc.	4,478	39,048
National Beverage Corp.	1,601	21,982
		61,030
Food & Staples Retailing - 0.9%
Andersons, Inc.	4,440	216,317
Casey's General Stores, Inc.	4,891	190,749
PriceSmart, Inc. (d)	10,446	382,741
		789,807
Food Products - 1.0%
B&G Foods, Inc. Class A	25,537	479,329
Seneca Foods Corp. Class A (a)	1,613	48,180
Smart Balance, Inc. (a)	11,616	53,317
TreeHouse Foods, Inc. (a)(d)	5,370	305,392
		886,218
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)(d)	9,613	288,486
Inter Parfums, Inc.	7,221	133,661
Nu Skin Enterprises, Inc. Class A	15,374	442,003
		864,150
Tobacco - 0.1%
Universal Corp.	2,802	121,999
TOTAL CONSUMER STAPLES		2,723,204
ENERGY - 8.7%
Energy Equipment & Services - 3.9%
Bristow Group, Inc. (a)	6,383	301,916
Cal Dive International, Inc. (a)	19,651	137,164
Carbo Ceramics, Inc. (d)	374	52,779
Complete Production Services, Inc. (a)(d)	17,754	564,755
Dril-Quip, Inc. (a)	40	3,161
Gulf Island Fabrication, Inc.	9,201	295,996
Hercules Offshore, Inc. (a)(d)	74,989	495,677
ION Geophysical Corp. (a)(d)	39,460	500,747
Newpark Resources, Inc. (a)(d)	59,717	469,376
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
OYO Geospace Corp. (a)	4,220	$ 416,008
Tesco Corp. (a)(d)	9,742	213,837
		3,451,416
Oil, Gas & Consumable Fuels - 4.8%
Bill Barrett Corp. (a)(d)	6,367	254,107
Brigham Exploration Co. (a)	1,922	71,460
Callon Petroleum Co. (a)	11,601	90,140
CAMAC Energy, Inc. (a)(d)	32,456	48,684
Cloud Peak Energy, Inc. (a)(d)	20,072	433,354
Contango Oil & Gas Co. (a)(d)	3,538	223,743
CVR Energy, Inc. (a)	21,306	493,447
DHT Holdings, Inc. (d)	28,849	138,764
Energy Partners Ltd. (a)	21,675	390,150
Petroquest Energy, Inc. (a)(d)	37,899	354,735
Ship Finance International Ltd. (NY Shares) (d)	6,142	127,324
Stone Energy Corp. (a)(d)	16,257	542,496
Vaalco Energy, Inc. (a)(d)	54,119	419,963
W&T Offshore, Inc.	22,225	506,508
Warren Resources, Inc. (a)	23,605	120,149
		4,215,024
TOTAL ENERGY		7,666,440
FINANCIALS - 16.4%
Capital Markets - 1.3%
American Capital Ltd. (a)	65,487	648,321
Artio Global Investors, Inc. Class A	7,176	115,964
PennantPark Investment Corp.	3,376	40,242
Prospect Capital Corp. (d)	5,233	63,895
TICC Capital Corp.	24,638	267,815
		1,136,237
Commercial Banks - 3.7%
Alliance Financial Corp.	1,905	63,532
American National Bankshares, Inc. (d)	2,432	54,744
BancFirst Corp.	1,459	62,270
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	19,234	335,826
Bank of Marin Bancorp	886	33,066
Bank of the Ozarks, Inc.	8,600	375,906
Cardinal Financial Corp.	1,531	17,851
Citizens & Northern Corp.	3,404	57,221
Community Bank System, Inc.	11,200	271,824
Community Trust Bancorp, Inc.	418	11,566
Eagle Bancorp, Inc., Maryland (a)	4,377	61,497
Financial Institutions, Inc.	8,018	140,315
First Financial Bankshares, Inc.	623	32,004
Independent Bank Corp., Massachusetts	1,204	32,520
Merchants Bancshares, Inc. (d)	9,806	259,663
NBT Bancorp, Inc.	1,332	30,356
Prosperity Bancshares, Inc. (d)	11,795	504,472

	Shares	Value
Renasant Corp.	4,380	$ 74,372
Republic Bancorp, Inc., Kentucky Class A	7,606	148,165
S&T Bancorp, Inc.	4,453	96,051
Signature Bank, New York (a)	2,731	154,028
Southside Bancshares, Inc. (d)	1,967	42,094
Tompkins Financial Corp.	12	499
UMB Financial Corp.	3,479	129,958
Washington Trust Bancorp, Inc.	4,556	108,159
WesBanco, Inc.	6,945	143,831
		3,241,790
Consumer Finance - 1.7%
Credit Acceptance Corp. (a)(d)	2,426	172,149
EZCORP, Inc. (non-vtg.) Class A (a)	16,187	508,110
First Cash Financial Services, Inc. (a)(d)	3,673	141,778
Nelnet, Inc. Class A	15,678	342,251
World Acceptance Corp. (a)	5,844	381,029
		1,545,317
Diversified Financial Services - 0.6%
Encore Capital Group, Inc. (a)	7,436	176,159
MarketAxess Holdings, Inc. (d)	3,909	94,598
NewStar Financial, Inc. (a)	22,274	243,232
		513,989
Insurance - 1.2%
Amtrust Financial Services, Inc.	9,991	190,528
Aspen Insurance Holdings Ltd.	5,980	164,809
FBL Financial Group, Inc. Class A	13,651	419,359
Flagstone Reinsurance Holdings Ltd.	25,005	225,295
Horace Mann Educators Corp.	6,023	101,186
		1,101,177
Real Estate Investment Trusts - 7.3%
Alexanders, Inc.	108	43,951
Anworth Mortgage Asset Corp. (d)	48,951	347,063
Ashford Hospitality Trust, Inc.	202	2,226
CapLease, Inc.	6,394	35,039
Capstead Mortgage Corp.	34,873	445,677
CBL & Associates Properties, Inc.	30,565	532,442
Colonial Properties Trust (SBI)	5,034	96,905
Colony Financial, Inc.	11,079	208,618
Crexus Investment Corp.	6,564	74,961
Dynex Capital, Inc.	40,032	402,722
Extra Space Storage, Inc.	11,169	231,310
First Industrial Realty Trust, Inc. (a)(d)	23,139	275,123
Hatteras Financial Corp.	2,033	57,168
Highwoods Properties, Inc. (SBI) (d)	13,709	479,952
Home Properties, Inc. (d)	621	36,608
LTC Properties, Inc.	4,226	119,765
MFA Financial, Inc.	64,836	531,655
Mid-America Apartment Communities, Inc.	3,627	232,853
Mission West Properties, Inc.	6,521	42,843
National Health Investors, Inc.	3,926	188,134
Nationwide Health Properties, Inc.	3,190	135,671
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Newcastle Investment Corp. (a)	56,296	$ 340,028
NorthStar Realty Finance Corp. (d)	12,158	65,045
Omega Healthcare Investors, Inc.	14,197	317,161
One Liberty Properties, Inc.	7,046	106,254
Parkway Properties, Inc.	1,694	28,798
Pennymac Mortgage Investment Trust	8,924	164,112
PS Business Parks, Inc.	7,664	444,052
Resource Capital Corp.	7,295	48,074
Sabra Health Care REIT, Inc.	3,404	59,944
Saul Centers, Inc.	5,108	227,561
Winthrop Realty Trust	7,239	88,678
		6,410,393
Thrifts & Mortgage Finance - 0.6%
BofI Holding, Inc. (a)	20,591	319,572
Dime Community Bancshares, Inc.	6,353	93,770
Flushing Financial Corp.	9,393	139,956
NASB Financial, Inc. (a)(d)	776	12,556
		565,854
TOTAL FINANCIALS		14,514,757
HEALTH CARE - 9.4%
Biotechnology - 1.3%
Alkermes, Inc. (a)	2,322	30,070
Alnylam Pharmaceuticals, Inc. (a)	367	3,512
Array Biopharma, Inc. (a)	28,190	86,261
Celldex Therapeutics, Inc. (a)(d)	8,098	32,554
Cubist Pharmaceuticals, Inc. (a)	5,529	139,552
Enzon Pharmaceuticals, Inc. (a)(d)	7,295	79,516
Inovio Pharmaceuticals, Inc. (a)	24,315	26,747
InterMune, Inc. (a)	224	10,571
Medivation, Inc. (a)(d)	3,888	72,472
Nabi Biopharmaceuticals (a)	20,902	121,441
Neurocrine Biosciences, Inc. (a)	16,784	127,391
ONYX Pharmaceuticals, Inc. (a)	811	28,531
Osiris Therapeutics, Inc. (a)(d)	14,181	102,954
PDL BioPharma, Inc.	11,765	68,237
SciClone Pharmaceuticals, Inc. (a)	28,478	115,051
SuperGen, Inc. (a)	41,427	128,424
Theravance, Inc. (a)	577	13,975
		1,187,259
Health Care Equipment & Supplies - 3.3%
American Medical Systems Holdings, Inc. (a)(d)	23,138	500,706
ArthroCare Corp. (a)	8,044	268,187
Cantel Medical Corp.	7,074	182,156
Greatbatch, Inc. (a)(d)	6,731	178,102
Haemonetics Corp. (a)	1,275	83,564
Invacare Corp.	15,071	469,010
Kensey Nash Corp. (a)(d)	8,445	210,365

	Shares	Value
Orthofix International NV (a)	3,392	$ 110,104
RTI Biologics, Inc. (a)	8,253	23,604
Sirona Dental Systems, Inc. (a)	8,062	404,390
Steris Corp.	7,082	244,612
Thoratec Corp. (a)	2,491	64,592
TomoTherapy, Inc. (a)(d)	8,292	37,894
Young Innovations, Inc.	4,973	156,152
		2,933,438
Health Care Providers & Services - 4.0%
Amedisys, Inc. (a)	4,527	158,445
American Dental Partners, Inc. (a)	6,501	85,293
AMERIGROUP Corp. (a)(d)	10,136	651,238
AmSurg Corp. (a)(d)	5,483	139,488
Chemed Corp. (d)	7,495	499,242
Chindex International, Inc. (a)(d)	10,501	168,541
Continucare Corp. (a)	15,821	84,642
Cross Country Healthcare, Inc. (a)	4,092	32,040
Emergency Medical Services Corp. Class A (a)	1,425	90,616
Hanger Orthopedic Group, Inc. (a)	5,723	148,970
Healthspring, Inc. (a)	6,127	228,966
Magellan Health Services, Inc. (a)	10,343	507,634
National Healthcare Corp.	752	34,960
Owens & Minor, Inc.	5,711	185,493
PharMerica Corp. (a)	21,662	247,813
Providence Service Corp. (a)	6,657	99,722
Sun Healthcare Group, Inc. (a)	9,727	136,859
U.S. Physical Therapy, Inc.	715	15,973
		3,515,935
Life Sciences Tools & Services - 0.1%
Affymetrix, Inc. (a)	5,483	28,566
Caliper Life Sciences, Inc. (a)(d)	3,661	24,748
Dionex Corp. (a)	172	20,305
		73,619
Pharmaceuticals - 0.7%
Cornerstone Therapeutics, Inc. (a)	2,957	19,575
Inspire Pharmaceuticals, Inc. (a)	8,804	34,864
Medicis Pharmaceutical Corp. Class A	6,296	201,724
Par Pharmaceutical Companies, Inc. (a)	2,438	75,773
Salix Pharmaceuticals Ltd. (a)	946	33,138
Santarus, Inc. (a)	7,136	24,405
ViroPharma, Inc. (a)	11,966	238,123
		627,602
TOTAL HEALTH CARE		8,337,853
INDUSTRIALS - 14.0%
Aerospace & Defense - 2.1%
AAR Corp. (a)(d)	8,364	231,850
American Science & Engineering, Inc.	3,668	338,776
Ceradyne, Inc. (a)(d)	10,572	476,586
Cubic Corp.	4,580	263,350
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Esterline Technologies Corp. (a)	7,478	$ 528,844
Global Defense Technology & Systems, Inc. (a)	639	15,477
		1,854,883
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	7,544	525,968
Hub Group, Inc. Class A (a)	5,339	193,218
		719,186
Airlines - 0.5%
Alaska Air Group, Inc. (a)	7,261	460,493
Building Products - 0.3%
A.O. Smith Corp.	4,865	215,714
Ameron International Corp.	471	32,871
		248,585
Commercial Services & Supplies - 1.4%
American Reprographics Co. (a)	2,796	28,939
Consolidated Graphics, Inc. (a)	5,062	276,537
G&K Services, Inc. Class A	6,304	209,608
Multi-Color Corp.	2,709	54,749
Schawk, Inc. Class A	7,603	147,802
Steelcase, Inc. Class A	15,518	176,595
Tetra Tech, Inc. (a)(d)	7,541	186,187
The Brink's Co.	3,934	130,255
		1,210,672
Construction & Engineering - 1.0%
Great Lakes Dredge & Dock Corp.	49,159	375,083
MasTec, Inc. (a)	24,474	509,059
Pike Electric Corp. (a)	3,407	32,435
		916,577
Electrical Equipment - 2.1%
Belden, Inc.	5,514	207,051
Brady Corp. Class A	14,271	509,332
Franklin Electric Co., Inc.	10,447	482,651
Lihua International, Inc. (a)(d)	10,506	92,243
Polypore International, Inc. (a)	3,424	197,154
Regal-Beloit Corp.	4,447	328,322
		1,816,753
Industrial Conglomerates - 0.1%
Standex International Corp.	1,074	40,694
Tredegar Corp.	1,029	22,206
		62,900
Machinery - 4.0%
Actuant Corp. Class A (d)	4,397	127,513
Blount International, Inc. (a)	4,863	77,711
Briggs & Stratton Corp. (d)	12,765	289,127
Colfax Corp. (a)(d)	14,839	340,555
Kadant, Inc. (a)	16,734	438,263
L.B. Foster Co. Class A	4,703	202,746

	Shares	Value
Lindsay Corp. (d)	5,584	$ 441,248
Meritor, Inc. (a)	7,319	124,203
Nordson Corp. (d)	5,234	602,224
Robbins & Myers, Inc.	11,688	537,531
Tennant Co.	5,791	243,454
Twin Disc, Inc.	3,806	122,629
		3,547,204
Professional Services - 0.4%
CBIZ, Inc. (a)	15,465	111,503
GP Strategies Corp. (a)	2,079	28,274
Kelly Services, Inc. Class A (non-vtg.) (a)	9,365	203,314
SFN Group, Inc. (a)	581	8,186
		351,277
Road & Rail - 0.5%
AMERCO (a)(d)	4,660	452,020
Trading Companies & Distributors - 0.8%
Aircastle Ltd.	2,185	26,373
Applied Industrial Technologies, Inc.	8,563	284,805
DXP Enterprises, Inc. (a)	1,593	36,766
TAL International Group, Inc. (d)	10,774	390,773
		738,717
TOTAL INDUSTRIALS		12,379,267
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 2.5%
Acme Packet, Inc. (a)(d)	427	30,300
Anaren, Inc. (a)	18,660	375,066
Arris Group, Inc. (a)	14,879	189,558
Aviat Networks, Inc. (a)	28,665	148,198
Finisar Corp. (a)	619	15,227
InterDigital, Inc.	11,912	568,322
Plantronics, Inc.	5,719	209,430
Powerwave Technologies, Inc. (a)	119,831	540,438
Riverbed Technology, Inc. (a)(d)	4,131	155,532
		2,232,071
Computers & Peripherals - 0.6%
Hutchinson Technology, Inc. (a)(d)	43,385	122,346
Synaptics, Inc. (a)(d)	15,308	413,622
		535,968
Electronic Equipment & Components - 4.2%
Anixter International, Inc. (d)	3,500	244,615
Brightpoint, Inc. (a)	6,660	72,194
Coherent, Inc. (a)	7,136	414,673
Insight Enterprises, Inc. (a)	5,052	86,036
Littelfuse, Inc. (d)	8,689	496,142
Measurement Specialties, Inc. (a)	10,554	359,469
MTS Systems Corp.	1,903	86,682
Multi-Fineline Electronix, Inc. (a)	11,981	338,104
Newport Corp. (a)	23,801	424,372
OSI Systems, Inc. (a)	4,938	185,323
Power-One, Inc. (a)(d)	39,911	349,221
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Pulse Electronics Corp.	58,715	$ 355,226
Rofin-Sinar Technologies, Inc. (a)	795	31,403
Rogers Corp. (a)	3,404	153,384
TTM Technologies, Inc. (a)	3,827	69,498
Zygo Corp. (a)	2,268	33,158
		3,699,500
Internet Software & Services - 0.6%
InfoSpace, Inc. (a)	6,058	52,462
j2 Global Communications, Inc. (a)(d)	6,050	178,536
Rackspace Hosting, Inc. (a)	951	40,750
ValueClick, Inc. (a)(d)	15,519	224,405
		496,153
IT Services - 2.6%
Acxiom Corp. (a)	14,240	204,344
CACI International, Inc. Class A (a)(d)	6,093	373,623
CSG Systems International, Inc. (a)(d)	6,197	123,568
Euronet Worldwide, Inc. (a)	6,821	131,850
Jack Henry & Associates, Inc.	7,359	249,397
Maximus, Inc.	1,098	89,125
Teletech Holdings, Inc. (a)	21,066	408,259
Unisys Corp. (a)	1,694	52,887
VeriFone Systems, Inc. (a)(d)	11,881	652,861
Wright Express Corp. (a)	1,080	55,987
		2,341,901
Semiconductors & Semiconductor Equipment - 4.7%
ATMI, Inc. (a)	2,479	46,804
Cabot Microelectronics Corp. (a)(d)	9,157	478,453
Diodes, Inc. (a)(d)	4,682	159,469
DSP Group, Inc. (a)	3,969	30,561
Entegris, Inc. (a)(d)	53,393	468,257
GT Solar International, Inc. (a)	39,912	425,462
Kulicke & Soffa Industries, Inc. (a)	19,029	177,921
Lattice Semiconductor Corp. (a)	64,292	379,323
LTX-Credence Corp. (a)	16,793	153,320
Nanometrics, Inc. (a)	4,263	77,118
Omnivision Technologies, Inc. (a)(d)	4,881	173,422
Photronics, Inc. (a)(d)	44,241	396,842
PMC-Sierra, Inc. (a)	20,411	153,083
RF Micro Devices, Inc. (a)	65,629	420,682
Tessera Technologies, Inc. (a)	1,876	34,256
Veeco Instruments, Inc. (a)(d)	10,725	545,259
		4,120,232
Software - 4.5%
AsiaInfo Holdings, Inc. (a)(d)	4,616	99,936
Fair Isaac Corp. (d)	17,020	538,002
Lawson Software, Inc. (a)	12,818	155,098
Manhattan Associates, Inc. (a)	13,428	439,364
Monotype Imaging Holdings, Inc. (a)(d)	32,351	469,090
Net 1 UEPS Technologies, Inc. (a)	22,274	191,556

	Shares	Value
NetScout Systems, Inc. (a)	3,091	$ 84,446
Opnet Technologies, Inc.	8,345	325,372
QAD, Inc.:
Class A	6,535	70,382
Class B	2,116	21,795
Quest Software, Inc. (a)	12,603	319,990
Renaissance Learning, Inc.	4,241	49,832
Take-Two Interactive Software, Inc. (a)(d)	30,068	462,145
TIBCO Software, Inc. (a)(d)	26,598	724,793
VirnetX Holding Corp. (d)	1,498	29,825
		3,981,626
TOTAL INFORMATION TECHNOLOGY		17,407,451
MATERIALS - 7.2%
Chemicals - 3.4%
Arch Chemicals, Inc.	7,650	318,164
Ferro Corp. (a)	12,369	205,202
Georgia Gulf Corp. (a)	14,450	534,650
OM Group, Inc. (a)(d)	8,065	294,695
Rockwood Holdings, Inc. (a)	11,601	571,001
Senomyx, Inc. (a)(d)	25,791	155,778
Sensient Technologies Corp.	2,684	96,195
ShengdaTech, Inc. (a)(d)	24,376	86,779
TPC Group, Inc. (a)	4,864	140,424
W.R. Grace & Co. (a)	10,526	403,041
Westlake Chemical Corp. (d)	3,383	190,125
		2,996,054
Containers & Packaging - 1.1%
Boise, Inc.	17,116	156,783
Graphic Packaging Holding Co. (a)	33,868	183,565
Rock-Tenn Co. Class A (d)	4,831	335,030
Silgan Holdings, Inc.	6,987	266,484
		941,862
Metals & Mining - 1.2%
Golden Star Resources Ltd. (a)	105,853	312,199
Hecla Mining Co. (a)	57,971	526,377
Noranda Aluminium Holding Corp. (a)	11,349	182,151
US Gold Corp. (a)	4,146	36,609
		1,057,336
Paper & Forest Products - 1.5%
Buckeye Technologies, Inc.	17,880	486,872
Domtar Corp.	4,519	414,754
Kapstone Paper & Packaging Corp. (a)	24,116	414,072
		1,315,698
TOTAL MATERIALS		6,310,950
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Consolidated Communications Holdings, Inc.	7,929	$ 148,510
Vonage Holdings Corp. (a)	102,229	466,164
		614,674
UTILITIES - 0.9%
Electric Utilities - 0.4%
El Paso Electric Co. (a)	8,491	258,126
IDACORP, Inc.	724	27,584
Portland General Electric Co.	3,112	73,972
		359,682
Gas Utilities - 0.3%
Chesapeake Utilities Corp.	2,136	88,900
Piedmont Natural Gas Co., Inc.	888	26,951
Southwest Gas Corp.	3,259	127,003
		242,854
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp. (d)	4,473	149,577
Multi-Utilities - 0.1%
Avista Corp.	3,492	80,770
TOTAL UTILITIES		832,883
TOTAL COMMON STOCKS (Cost $64,665,889)		81,170,379
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.13% to 0.2% 5/5/11 to 7/28/11 (e) (Cost $529,767)	$ 530,000	529,887
Money Market Funds - 31.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	5,330,290	$ 5,330,290
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	22,244,118	22,244,118
TOTAL MONEY MARKET FUNDS (Cost $27,574,408)		27,574,408
TOTAL INVESTMENT PORTFOLIO - 123.7% (Cost $92,770,064)		109,274,674
NET OTHER ASSETS (LIABILITIES) - (23.7)%		(20,936,473)
NET ASSETS - 100%		$ 88,338,201
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
73 NYFE Russell Mini Index Contracts	June 2011	$ 6,144,410	$ 287,514

The face value of futures purchased as a percentage of net assets is 7.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $529,887.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,072
Fidelity Securities Lending Cash Central Fund	15,443
Total	$ 17,515
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,382,900	$ 10,382,900	$ -	$ -
Consumer Staples	2,723,204	2,723,204	-	-
Energy	7,666,440	7,666,440	-	-
Financials	14,514,757	14,514,757	-	-
Health Care	8,337,853	8,337,853	-	-
Industrials	12,379,267	12,379,267	-	-
Information Technology	17,407,451	17,407,451	-	-
Materials	6,310,950	6,224,171	-	86,779
Telecommunication Services	614,674	614,674	-	-
Utilities	832,883	832,883	-	-
U.S. Government and Government Agency Obligations	529,887	-	529,887	-
Money Market Funds	27,574,408	27,574,408	-	-
Total Investments in Securities:	$ 109,274,674	$ 108,658,008	$ 529,887	$ 86,779
Derivative Instruments:
Assets
Futures Contracts	$ 287,514	$ 287,514	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(768)
Total Unrealized Gain (Loss)	(28,183)
Cost of Purchases	29,885
Proceeds of Sales	(4,393)
Amortization/Accretion	-
Transfers in to Level 3	90,238
Transfers out of Level 3	-
Ending Balance	$ 86,779
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ (28,183)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $92,791,364. Net unrealized appreciation aggregated $16,483,310, of which $18,177,743 related to appreciated investment securities and $1,694,433 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011